Lease Right-of-Use Asset and Lease Liabilities - Summary of Maturity of Operating Lease Liabilities (Details)	Mar. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 3,710,121
2023	3,792,954
2024	2,891,377
2025	58,344
Total lease payments	10,452,795
Less: Interest	(820,170)
Total	$ 9,632,625